BLACKROCK FUNDS III

BlackRock Total International ex U.S. Index Fund

(the “Fund”)

Supplement dated May 4, 2017

to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated April 28, 2017

This Supplement was previously filed on April 5, 2017.

Effective June 19, 2017, the Fund will change its name to iShares MSCI Total International Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.

Shareholders should retain this Supplement for future reference.

PR2SAI-TI-0517SUP